Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 31, 2021	Oct. 12, 2021	Aug. 27, 2021	Jan. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 10, 2021	Dec. 31, 2019
Share-Based Compensation (Details) [Line Items]
Exchange Ratio							27.80%
Vesting schedule period				4 years
Unrecognized compensation costs (in Dollars)	$ 43,548				$ 43,548
Weighted-average remaining vesting period					3 years 4 months 24 days
2021 Omnibus Equity Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Shares authorized							10,368,750
Award units for grant	6,311,665				6,311,665
TeraXion Inc [Member]
Share-Based Compensation (Details) [Line Items]
Exercisable to purchase	1,542,332	1,542,332
Fair value of common stock (in Dollars)					$ 82,441
TeraXion Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation (Details) [Line Items]
Fair value of common stock (in Dollars)		$ 17,249	$ 17,249
Restricted Stock Units (RSUs) [Member] | 2021 Omnibus Equity Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vesting schedule period					4 years
Historical Profit Interests [Member]
Share-Based Compensation (Details) [Line Items]
Shares authorized	513,846				513,846
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 9	$ 3.28
Aggregated fair value per share (in Dollars per share)	$ 7.79				$ 7.79	$ 2.61		$ 0.09
Historical Profit Interests [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation (Details) [Line Items]
Vesting schedule period					4 years
Percentage of units vested					75.00%
Historical Profit Interests [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of units vested					25.00%
Historical Profit Interests [Member] | Class A Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Shares authorized	14,284,919				14,284,919
Restricted Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 6.83
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of units vested					75.00%
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation (Details) [Line Items]
Vesting schedule period					12 months
Percentage of units vested					25.00%
Restricted Stock [Member] | Class A Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Shares authorized				1,751,360
Restricted Stock [Member] | Common Units [Member]
Share-Based Compensation (Details) [Line Items]
Shares authorized				62,998
Unvested Earn Out Shares [Member]
Share-Based Compensation (Details) [Line Items]
Aggregated grant date fair value (in Dollars)	$ 3,919				$ 3,919
Aggregated fair value per share (in Dollars per share)	$ 9.2				$ 9.2
Share-Based Payment Arrangement, Option [Member] | TeraXion Inc [Member]
Share-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		10 years